Ordinary Shares and Equity Incentive Plan - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding Share Options
Outstanding Share Options, beginning balance (in shares)	5,934,521
Outstanding Share Options, Options granted (in shares)	2,244,856
Outstanding Share Options, Bonus issuance upon Recapitalization (in shares)	14,269,379
Outstanding Share Options, Options exercised (in shares)	(3,006,393)
Outstanding Share Options, Options forfeited (in shares)	(607,623)
Outstanding Share Options, ending balance (in shares)	18,834,740	5,934,521
Weighted-Average Exercise Price
Weighted-Average Exercise Price, beginning balance (in dollars per share)	$ 3.31
Weighted-Average Exercise Price, Options granted (in dollars per share)	11.17
Weighted-Average Exercise Price, Options exercised (in dollars per share)	0.99
Weighted-Average Exercise Price, Options forfeited (in dollars per share)	5.13
Weighted-Average Exercise Price, ending balance (in dollars per share)	$ 2.05	$ 3.31
Stock Options Additional Disclosures
Weighted-Average Remaining Contractual Life, Options outstanding	7 years	6 years 6 months
Aggregate Intrinsic Value, Options outstanding	$ 109,397	$ 48,479
Aggregate Intrinsic Value, Options exercised	$ 68,600	$ 4,300	$ 2,700
Outstanding Share Options, Options exercisable (in shares)	10,181,218
Weighted-Average Exercise Price, Options exercisable (in dollars per share)	$ 0.91
Weighted-Average Remaining Contractual Life, Options exercisable	5 years 8 months 12 days
Aggregate Intrinsic Value, Options exercisable	$ 70,767